DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of customers accounted for 10% or more of revenue

	Year ended December 31,
	2023	2024	2025
Customer A	*	27%	25%
Customer B	*	*	15%
Customer C	*	11%	*
Customer D	*	*	*
* Customer did not represent 10% or more of revenue
Schedule of estimated useful lives of property and equipment

Estimated useful lives
Server and network equipment	4.0 years
Infrastructure systems and equipment	3.0-10.0 years
Office furniture and equipment	3.0 years
Buildings	20.0 years
Other property and equipment	2.0-10.0 years

Schedule of finite lived intangible assets useful life

Estimated useful lives
Other technologies and licenses	the shorter of 5.0 years or the underlying license terms